Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Loan commitments	$ 58,835,208	$ 46,405,869
Letters of credit outstanding	$ 2,516,810	$ 2,842,010